Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payments
Schedule of stock options activity

	Number of	Weighted average
	stock options	exercise price ($)
Balance, December 31, 2022	1,968,476	$3.52
Issued	880,000	1.58
Expired	(1,115,976)	3.65
Balance, December 31, 2023	1,732,500	$2.44
Issued	485,000	2.53
Expired	(555,000)	2.15
Exercised (i)	(175,000)	1.01
Balance, December 31, 2024	1,487,500	$2.76

(i)The weighted average share price on date of exercise was $2.62.

Summary of weighted average assumptions to determine fair value

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
Fair value of stock options at grant date	$1.77	$0.64
Share price	$2.78	$1.09
Exercise price	$2.53	$1.58
Risk-free interest rate	3.77%	3.91%
Expected volatility	93%	89%
Expected life in years	3.25	4.09
Expected dividend yield	Nil	Nil

Schedule of stock options issued and outstanding

The following table reflects the actual stock options issued and outstanding as of December 31, 2024:

		Weighted average		Number of
		remaining	Number of	options
	Exercise	contractual	options	vested
Expiry date	price ($)	life (years)	outstanding	(exercisable)
February 23, 2025 (i)	3.54	0.15	20,000	20,000
August 19, 2025	2.12	0.63	100,000	100,000
August 30, 2025	5.00	0.66	80,000	80,000
April 1, 2026	5.77	1.25	60,000	60,000
September 10, 2026	1.44	1.69	25,000	25,000
December 8, 2026	3.59	1.94	325,000	325,000
January 11, 2027	2.18	2.03	220,000	146,667
March 1, 2027	2.56	2.16	350,000	262,500
May 12, 2027	1.46	2.36	70,000	46,667
September 12, 2027	1.61	2.70	207,500	138,334
July 7, 2029	2.07	4.52	30,000	—
	2.76	1.97	1,487,500	1,204,168

(i)Subsequent to December 31, 2024, 20,000 options expired unexercised.

(ii)Subsequent to December 31, 2024, 1,200,000 options were granted.

Schedule RSU issued and outstanding

The following table reflects the actual RSUs issued and outstanding as of December 31, 2024:

	Weighted
	average		Number of
	remaining	Number of	RSUs
	contractual	RSUs	vested
Expiry date	life (years)	outstanding	(exercisable)
July 31, 2025	0.58	1,496,335	1,363,001
October 31, 2025	0.83	34,214	34,214
July 10, 2027	2.52	3,321,750	804,250
	1.91	4,852,299	2,201,465

Restricted share units
Share-based payments
Schedule share units

Number of
RSUs
Balance, December 31, 2022	2,312,963
Issued (i)	2,100,000
Expired	(163,333)
Redeemed (ii)	(704,743)
Balance, December 31, 2023	3,544,887
Issued (i)	3,686,000
Redeemed (iii)	(2,378,588)
Balance, December 31, 2024	4,852,299

(i)The fair value of RSUs granted was determined based on the Corporation’s share price.

(ii)The weighted average share price on date of exercise was $1.16.

(iii)The weighted average share price on date of exercise was $1.85.

Performance Share Units
Share-based payments
Schedule share units

Number of
PSUs
Balance, December 31, 2022	600,000
Issued (i)	2,000,000
Redeemed (ii)	(600,000)
Balance, December 31, 2023	2,000,000
Issued (i)	3,000,000
Redeemed (iii)	(5,000,000)
Balance, December 31, 2024	—

(i)Grants of PSUs require completion of certain performance criteria specific to each grant. As the fair value of the services for all PSUs issued cannot be reliably measured, the fair value was determined on the basis of the equity issued. The fair value of PSUs granted was determined based on the Corporation’s share price, adjusted by the estimated likelihood of the performance conditions being met.

(ii)The weighted average share price on date of exercise was $1.39.

(iii)The weighted average share price on date of exercise was $2.31.